INVENTORIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment of inventory	$ 859,077
General and Administrative Expenses [Member]
Impairment of inventory	159,000	$ 14,000
Loss on inventories	$ 859,000